Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 7,362	$ 8,945	$ 10,099
Restricted cash	310
Short terms deposits	8,228	8,096	3,047
Accounts receivable	123	1,372	60
Inventory	604	504	630
Other current assets	562	432	281
Total current assets	17,189	19,349	14,117
NON-CURRENT ASSETS:
Contract fulfillment assets	1,196	1,256	1,495
Property and equipment, net	466	477	648
Operating lease right-of-use assets	1,327	1,380	307
Severance pay asset	267	271	328
Other non-current assets	96	96
Total non-current assets	3,352	3,480	2,778
TOTAL ASSETS	20,541	22,829	16,895
CURRENT LIABILITIES:
Accounts payable	399	287	297
Contract liabilities - short term	557	527	1,426
Operating lease liabilities - short term	472	470	199
Accrued compensation expenses	899	546	365
Other current liabilities	304	211	214
Total current liabilities	2,670	2,082	2,559
NON-CURRENT LIABILITIES:
Contract liabilities - long term	1,690	1,795	2,218
Operating lease liabilities - long term	779	856	64
Liability for severance pay	257	261	268
Other non-current liabilities		28
Total non-current liabilities	2,726	2,940	2,550
TOTAL LIABILITIES	5,396	5,022	5,109
SHAREHOLDERS’ EQUITY:
Common stock value	10	10	7
Additional paid-in capital	52,504	52,004	36,541
Accumulated deficit	(37,369)	(34,207)	(24,762)
TOTAL SHAREHOLDERS’ EQUITY	15,145	17,807	11,786
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	20,541	22,829	16,895
Related Party [Member]
CURRENT LIABILITIES:
Related parties	$ 39	$ 41	$ 58